The Putnam
Fund for
Growth and
Income

SEMIANNUAL REPORT

April 30, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "In managing The Putnam Fund for Growth and Income, our focus is on long-term returns. We analyze companies that are currently undervalued to understand the earnings they could generate three or five years down the road, not in the next quarter.

                              -- David L. King, co-manager

* "All told, this offering is not only a good place to start investing, but also a solid core for a broadly diversified portfolio."

                              -- Morningstar Mutual Funds, January 9, 1998

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

11 Portfolio holdings

18 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The strategy of investing in companies undergoing constructive change that has not been recognized by the market has served The Putnam Fund for Growth and Income well over the years. It is a strategy that allowed your fund to weather rather well the market volatility ignited by events in Asia in the past several months.

Over time, Putnam Management believes many of the investments acquired during this somewhat turbulent period will make their own positive contribution to performance. Others may not, of course; past performance can never assure future results.

Your fund's management remains in experienced hands. During the period, Sheldon Simon and Hugh Mullin joined the team. Sheldon has been with Putnam since 1984 and has 14 years of investment experience. Hugh came to Putnam in 1986 and has 13 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 17, 1998


Report from the Fund Managers
David L. King
Hugh H. Mullin
Sheldon N. Simon

The Putnam Fund for Growth and Income's class A shares posted a solid 16.89% return at net asset value (10.19% at public offering price) during the six months ended April 30, 1998, the first half of its 1998 fiscal year. Although this result seems to be a continuation of the market's upward trend that began in 1995, it is important to note that this period included serious bouts of volatility resulting from the Asian financial crisis and fears of slackening profits for U.S. corporations. We believe that the fund's cautious strategy, which favors less volatile, dividend-paying stocks, functioned well during the period. While the fund's return lagged the 22.49% return of the S&P 500(registered trademark) Index, it is also true that the portfolio showed resilience on days when many stocks trembled. For complete performance information, including the returns of all share classes and over longer time periods, please see the tables that begin on page 8.

* U.S. STOCKS SHAKE OFF WORRIES AND RESUME
  THEIR CLIMB

At the beginning of the fiscal period in November 1997, financial analysts were struggling to assess the damage to the U.S. economy and stock market that would result from Asia's financial crisis. The persistence of the turmoil, though, increased the difficulty of estimating its full impact. Finally, in January, a sudden one-day 25% surge in smaller Asian markets provided stability in the short run. Although investors knew that Asia's problems had not ended, they nonetheless were encouraged by this rebound. Meanwhile, reports showed that the U.S. economy continued to expand and most companies remained profitable.

Economic growth did not, however, ignite inflation. As a result, long-term interest rates stayed below 6% and helped to support stock prices. During this period, the Dow Jones Industrial Average broke the 9000-point level for the first time in history. As has been the case since early 1995, large, growing multinational companies were the biggest beneficiaries of the market's strength, but your fund's portfolio was rewarded as well. While companies in the portfolio tend to grow at a relatively slow pace, they show qualities of "cheapness and change," which we believe enable them to perform well over the long term and which make them less volatile than faster-growing companies.

* VALUE STRATEGY SEIZES TIMELY OPPORTUNITIES

While market volatility is rarely a pleasant experience, it typically generates opportunities to buy stocks of promising companies at unusual discounts. During the past six months, several companies that met our criteria for what we consider positive change became available at attractive prices.

Two examples were financial stocks, BankAmerica and Citicorp. Both of these banks have made a strong comeback from the troubles that plagued the entire industry in the early 1990s. Their executives now focus on generating more earnings from customer accounts and expanding into new types of services. Although the stock market has favored the industry in recent years, the Asian crisis scared off many investors who thought that these banks would be hurt by their international loans. As a result, we were able to add to the fund's existing position in BankAmerica and to establish a new position in Citicorp. Before the end of the fiscal period, both of these banks announced merger plans: BankAmerica will be acquired by NationsBank, while Citicorp will join with Travelers Group.

The market cheered these decisions and bid up the stock prices of the merging banks. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

[GRAPHIC OMITTED: HORIZONTAL BAR CHART OF TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance and finance     21.7%

Oil and gas               10.4%

Utilities                  8.3%

Pharmaceuticals            7.4%

Food and beverages         5.2%

Footnote reads:
* Based on net assets as of 4/30/98. Holdings will vary over time.

The oil industry also suffered because of its connections to Asia, although in this case the industry-wide decline in stock prices made more sense -- it was tied directly to falling demand for energy in Asia. In this sector, our research helped us identify promising stocks as their prices fell to opportunity levels, and we were ready to take advantage of the decline. Many oil companies, like banks, underwent restructuring in the early 1990s; a number are still cutting costs and repurchasing their own stock. These are the kinds of positive changes we look for, and in early 1998, we added to several of the fund's positions, such as Exxon and Royal Dutch Petroleum. We like the fact that they are well-run businesses and we expect that the price of oil will rise in the next two to three years, which is our usual time horizon for projecting earnings.

* RETAILERS RING UP IMPRESSIVE GAINS

Domestic retail companies, especially traditional department stores, have struggled in recent years because of weak growth in consumer income and changes in shopping habits. Troubles such as these, of course, attracted our attention. We selected several companies -- Dayton-Hudson, Federated Department Stores, and Lowe's Cos. -- that seemed to be addressing the need to change and revitalize their businesses. We added to several of these positions early in the recent fiscal period, when concerns about an economic slowdown hurt their prices. As it turned out, these stocks rallied in early 1998, when the companies profited from cheaper clothing imports from Asia and strong consumer spending fueled by low interest rates.

Late in 1997 our investment team found appealing value in Viacom, a media company with several subsidiaries, including the Blockbuster Video chain. Blockbuster, in particular, had been suffering from poor management, but a company visit by our analysts gave us confidence in the corporation's plan to turn around this division. We acquired Viacom stock during the recent six-month period and have already seen it rally. In addition to improved results from Blockbuster, Viacom's Paramount Studios subsidiary has pulled in "Titanic" earnings thanks to the success of the film, which it produced jointly with two other companies.



[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

General Electric Co.
Conglomerate

Pharmacia & Upjohn, Inc.
Pharmaceuticals

Exxon Corp.
Oil and gas

IBM Corp.
Computer services and software

Xerox Corp.
Business equipment and services

Merck & Co., Inc.
Pharmaceuticals

American Telephone & Telegraph Co.
Utilities

American Home Products Corp.
Pharmaceuticals

Bristol-Myers Squibb Co.
Pharmaceuticals

E.I. du Pont de Nemours & Co., Ltd. (Du Pont)
Chemicals

These holdings represent 18.2% of the fund's net assets as of 4/30/98. Portfolio holdings will vary over time.



* OUTLOOK REMAINS FAVORABLE FOR EQUITIES

Reports have continued to confirm solid economic growth and low inflation even in this, the seventh year of the current expansion. Oddly enough, there has been no sign of rising commodity prices, and so we have trimmed many of the fund's positions in paper and chemical companies. Potential risks remain in Asia, but we do not anticipate any significant changes in domestic growth or interest rates for the remainder of the year, which bodes well for the stock market. As always, though, we will seek to steer a smooth course to growth with income by investing in attractively priced dividend-paying stocks of large companies undergoing positive change.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/98, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. The Putnam Fund for Growth and Income is designed for investors seeking capital growth and current income.

TOTAL RETURN FOR PERIODS ENDED 4/30/98

                                Class A         Class B         Class M
(inception date)               (11/6/57)       (4/27/92)       (5/1/95)
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                    16.89%  10.19%  16.45%  11.45%  16.59%  12.53%
------------------------------------------------------------------------------
1 year                      29.96   22.47   29.03   24.03   29.36   24.80
------------------------------------------------------------------------------
5 years                    148.18  133.85  139.09  137.09  142.00  133.57
Annual average              19.94   18.52   19.05   18.85   19.33   18.49
------------------------------------------------------------------------------
10 years                   375.73  348.25  338.91  338.91  350.06  334.34
Annual average              16.88   16.19   15.94   15.94   16.23   15.82
------------------------------------------------------------------------------
Annual average
(life of fund)              14.08   13.91   12.98   12.98   13.27   13.17
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/98

                                                              Consumer
                                       S&P 500 Index         Price Index
------------------------------------------------------------------------------
6 months                                    22.49%              0.56%
------------------------------------------------------------------------------
1 year                                      41.07               1.44
------------------------------------------------------------------------------
5 years                                    184.36              12.85
Annual average                              23.25               2.45
------------------------------------------------------------------------------
10 years                                   466.16              38.77
Annual average                              18.93               3.33
------------------------------------------------------------------------------
Annual average (life of fund)               12.46               4.41
------------------------------------------------------------------------------

Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, 10-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 4/30/98

                             Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions (number)          2               2               2
------------------------------------------------------------------------------
Income                       $0.230          $0.155          $0.181
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                     1.984           1.984           1.984
------------------------------------------------------------------------------
Short-term                    0.399           0.399           0.399
------------------------------------------------------------------------------
  Total                      $2.613          $2.538          $2.564
------------------------------------------------------------------------------
Share value:              NAV     POP          NAV         NAV     POP
------------------------------------------------------------------------------
10/31/97                $20.87  $22.14       $20.65      $20.77  $21.52
------------------------------------------------------------------------------
4/30/98                  21.55   22.86        21.29       21.43   22.21
------------------------------------------------------------------------------
Current return
(end of period)
------------------------------------------------------------------------------
Current dividend rate1    2.13%   2.01%        1.48%       1.70%   1.64%
------------------------------------------------------------------------------
Current 30-day SEC yield2 1.21    1.14         0.46        0.70    0.68
------------------------------------------------------------------------------
1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 3/31/98
(most recent calendar quarter)

                                Class A         Class B         Class M
(inception date)               (11/6/57)       (4/27/92)        (5/1/95)
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                    11.34%   4.93%  10.92%   6.01%  11.09%   7.20%
------------------------------------------------------------------------------
1 year                      34.13   26.43   33.13   28.13   33.52   28.87
------------------------------------------------------------------------------
5 years                    146.51  132.38  137.59  135.59  140.35  131.87
Annual average              19.78   18.37   18.90   18.69   19.17   18.32
------------------------------------------------------------------------------
10 years                   382.46  354.62  345.00  345.00  356.06  339.91
Annual average              17.04   16.35   16.10   16.10   16.39   15.97
------------------------------------------------------------------------------
Annual average
(life of fund)              14.11   13.94   13.01   13.01   13.30   13.20
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Composite Stock Price Index is an index of common stocks frequently used as a general measure of stock market performance. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Portfolio of investments owned
April 30, 1998 (Unaudited)




COMMON STOCKS (99.2%) (a)
NUMBER OF SHARES                                                                                       VALUE

Aerospace and Defense (1.6%)
-------------------------------------------------------------------------------------------------------------
            4,530,025  Boeing Co.                                                                $226,784,377
            2,890,748  Lockheed Martin Corp.                                                      321,957,059
              300,000  Northrop Grumman Corp.                                                      31,706,304
                                                                                             ----------------
                                                                                                  580,447,740

Automotive (2.8%)
-------------------------------------------------------------------------------------------------------------
            8,600,744  Chrysler Corp.                                                             345,642,400
            7,522,400  Ford Motor Co.                                                             344,619,950
            5,269,200  Goodyear Tire & Rubber Co. (The)                                           368,844,000
                                                                                             ----------------
                                                                                                1,059,106,350

Basic Industrial Products (2.4%)
-------------------------------------------------------------------------------------------------------------
            2,200,000  Caterpillar, Inc.                                                          125,262,500
            3,800,160  Cooper Industries, Inc.                                                    254,135,700
            4,145,604  Deere (John) & Co.                                                         242,258,734
            2,506,203  Minnesota Mining & Manufacturing Co.                                       236,522,908
            1,375,000  Owens-Illinois, Inc. (NON)                                                  54,398,438
                                                                                             ----------------
                                                                                                  912,578,280

Broadcasting (0.3%)
-------------------------------------------------------------------------------------------------------------
            3,600,000  Comcast Corp. Special Class A                                              128,925,000

Business Equipment and Services (3.6%)
-------------------------------------------------------------------------------------------------------------
            5,755,276  Hewlett-Packard Co.                                                        433,444,224
            3,700,000  NCR Corp. (NON)                                                            135,743,750
            5,861,586  Xerox Corp.                                                                665,290,011
            1,925,000  Avery Dennison Corp.                                                       100,821,875
                                                                                             ----------------
                                                                                                1,335,299,860

Chemicals (2.2%)
-------------------------------------------------------------------------------------------------------------
            6,976,922  du Pont (E.I.) de Nemours & Co., Ltd.                                      508,007,133
            3,221,878  Eastman Chemical Co.                                                       221,504,113
            2,454,860  Witco Chemical Corp.                                                        97,273,828
                                                                                             ----------------
                                                                                                  826,785,074

Computer Services and Software (5.2%)
-------------------------------------------------------------------------------------------------------------
           10,842,200  3Com Corp. (NON)                                                           371,345,350
            7,099,403  Computer Associates Intl., Inc.                                            415,758,788
            2,750,000  Electronic Data Systems Corp.                                              118,250,000
            6,828,461  IBM Corp.                                                                  791,247,918
            9,100,000  Seagate Technology, Inc. (NON)                                             242,856,250
                                                                                             ----------------
                                                                                                1,939,458,306

Conglomerates (3.2%)
-------------------------------------------------------------------------------------------------------------
           11,331,950  General Electric Co.                                                       964,632,244
            1,300,000  Ogden Corp.                                                                 39,975,000
            1,410,148  Tenneco, Inc.                                                               60,724,498
            2,292,939  TRW, Inc.                                                                  121,095,841
                                                                                             ----------------
                                                                                                1,186,427,583

Consumer Non Durables (4.1%)
-------------------------------------------------------------------------------------------------------------
            4,163,068  Colgate-Palmolive Co.                                                      373,375,161
            6,208,290  Kimberly-Clark Corp.                                                       315,070,718
           12,254,380  Philip Morris Cos., Inc.                                                   457,241,554
            9,889,400  RJR Nabisco Holdings Corp.                                                 275,048,938
           11,780,100  Unilever PLC (United Kingdom)                                              125,465,604
                                                                                             ----------------
                                                                                                1,546,201,975

Consumer Services (0.5%)
-------------------------------------------------------------------------------------------------------------
            3,150,000  McDonald's Corp.                                                           194,906,250

Electronics and Electrical Equipment (2.7%)
-------------------------------------------------------------------------------------------------------------
            5,828,102  Emerson Electric Co.                                                       370,812,990
            2,300,000  Motorola, Inc.                                                             127,937,500
            1,600,000  Philips Electronics N.V. (Netherlands)                                     140,892,451
            5,636,308  Texas Instruments, Inc.                                                    361,075,981
                                                                                             ----------------
                                                                                                1,000,718,922

Entertainment (1.1%)
-------------------------------------------------------------------------------------------------------------
            3,305,000  Time Warner, Inc.                                                          259,442,500
            2,784,129  Viacom, Inc. Class B (NON)                                                 161,479,482
                                                                                             ----------------
                                                                                                  420,921,982

Environmental Control (0.4%)
-------------------------------------------------------------------------------------------------------------
            1,900,000  USA Waste Services, Inc. (NON)                                              93,218,750
            1,982,200  Waste Management, Inc.                                                      66,403,700
                                                                                             ----------------
                                                                                                  159,622,450

Food and Beverages (5.2%)
-------------------------------------------------------------------------------------------------------------
            6,722,865  Anheuser-Busch Cos., Inc.                                                  307,991,253
            4,125,000  ConAgra, Inc.                                                              120,398,438
            5,315,363  General Mills, Inc.                                                        359,119,213
            6,284,066  Heinz (H.J.) Co.                                                           342,481,597
            1,940,000  Nabisco Holdings Corp. Class A                                              92,756,250
            2,948,804  PepsiCo, Inc.                                                              117,030,659
            6,050,420  Sara Lee Corp.                                                             360,378,141
            4,450,000  The Quaker Oats Co.                                                        231,400,000
                                                                                             ----------------
                                                                                                1,931,555,551

Health Care (1.7%)
-------------------------------------------------------------------------------------------------------------
            6,984,400  Tenet Healthcare Corp. (NON)                                               261,478,475
            4,451,600  United Healthcare Corp.                                                    312,724,900
              875,000  WellPoint Health Networks, Inc. (NON)                                       63,109,375
                                                                                             ----------------
                                                                                                  637,312,750

Insurance and Finance (21.7%)
-------------------------------------------------------------------------------------------------------------
            3,453,225  Aetna Inc.                                                                 279,063,745
            1,100,000  Ahmanson (H.F.) & Co.                                                       83,875,000
            2,210,000  Allstate Corp.                                                             212,712,500
            2,389,500  American Express Co.                                                       243,729,000
            5,917,374  American General Corp.                                                     394,245,043
            6,017,385  AON Corp.                                                                  388,121,333
            1,514,366  Banc One Corp.                                                              89,063,650
            5,250,000  BankAmerica Corp.                                                          446,250,000
            3,349,530  BankBoston Corp.                                                           361,539,894
            3,093,111  Bankers Trust New York Corp. (CUS)                                         399,397,958
            1,701,500  Chase Manhattan Corp.                                                      235,764,094
            1,818,335  CIGNA Corp.                                                                376,281,699
            2,834,600  Citicorp                                                                   426,607,300
              925,000  Crestar Financial Corp.                                                     55,326,563
            6,316,390  Federal National Mortgage Association                                      378,193,851
            4,093,545  First Chicago NBD Corp.                                                    380,187,992
            1,450,000  First Tennessee National Corp.                                              49,934,375
            2,177,342  First Union Corp.                                                          131,457,023
              675,000  Firstar Corp.                                                               25,185,938
            2,450,600  Fleet Financial Group, Inc.                                                211,670,575
            1,165,100  Hartford Financial Services Group                                          129,034,825
              708,800  Huntington Bancshares, Inc.                                                 25,206,700
           10,283,000  Keycorp                                                                    408,106,563
            1,450,000  Lehman Brothers Holding, Inc.                                              103,040,625
            1,150,000  Mercantile Bancorpation, Inc.                                               63,681,250
            1,500,000  Merrill Lynch & Co., Inc.                                                  131,625,000
            2,988,810  Morgan (J.P.) & Co., Inc.                                                  392,281,313
            1,322,800  National City Corp.                                                         91,603,900
            3,248,220  NationsBank Corp.                                                          246,052,665
            2,695,000  Norwest Corp.                                                              106,957,813
            7,167,094  PNC Bank Corp.                                                             433,161,244
            1,927,129  Summit Bancorp                                                              96,597,341
              278,700  SunTrust Banks, Inc.                                                        22,696,631
            1,925,000  Travelers Group Inc.                                                       117,785,938
            1,000,000  Union Planters Corp.                                                        61,500,000
            3,480,000  Washington Mutual, Inc.                                                    243,817,500
              828,685  Wells Fargo & Co.                                                          305,370,423
                                                                                             ----------------
                                                                                                8,147,127,264

Medical Supplies and Devices (1.3%)
-------------------------------------------------------------------------------------------------------------
            8,586,427  Baxter International, Inc.                                                 476,010,047

Metals and Mining (0.9%)
-------------------------------------------------------------------------------------------------------------
            2,728,250  Aluminum Co. of America                                                    211,439,375
            3,750,000  Freeport-McMoRan Copper & Gold Co., Inc. Class A                            66,796,875
            2,500,000  Freeport-McMoRan Copper & Gold Co., Inc. Class B                            47,031,250
                                                                                             ----------------
                                                                                                  325,267,500

Oil and Gas (10.4%)
-------------------------------------------------------------------------------------------------------------
            9,620,096  Amoco Corp.                                                                425,689,248
            2,954,455  Atlantic Richfield Co.                                                     230,447,490
            4,150,163  British Petroleum PLC ADR (United Kingdom)                                 392,190,404
            7,050,240  Elf Aquitane ADR (France)                                                  457,824,960
            2,680,600  Enron Corp.                                                                131,852,013
           11,507,891  Exxon Corp.                                                                839,356,800
            2,500,000  Halliburton Co.                                                            137,500,000
            4,738,041  Mobil Corp.                                                                374,305,239
            4,223,400  Occidental Petroleum Corp.                                                 124,326,338
            4,905,000  Royal Dutch Petroleum Co. ADR (Netherlands)                                277,439,063
            4,800,000  Sonat, Inc.                                                                213,000,000
            2,600,000  Tosco Corp.                                                                 92,625,000
            5,773,000  YPF S.A. ADR (Argentina)                                                   201,333,375
                                                                                             ----------------
                                                                                                3,897,889,930

Paper and Forest Products (2.6%)
-------------------------------------------------------------------------------------------------------------
            4,750,000  Fort James Corp.                                                           235,718,750
            4,610,300  International Paper Co.                                                    240,600,031
            1,800,000  Temple Inland, Inc.                                                        116,212,500
            6,458,581  Weyerhaeuser Co.                                                           372,175,730
                                                                                             ----------------
                                                                                                  964,707,011

Pharmaceuticals (7.4%)
-------------------------------------------------------------------------------------------------------------
            5,530,737  American Home Products Corp.                                               515,049,883
            4,821,591  Bristol-Myers Squibb Co.                                                   510,485,947
            2,245,660  Glaxo Wellcome PLC ADR (United Kingdom)                                    127,020,144
            5,331,438  Merck & Co., Inc.                                                          642,438,279
           20,072,598  Pharmacia & Upjohn, Inc.                                                   844,303,653
            1,900,000  Smithkline Beecham PLC ADR (United Kingdom)                                113,168,750
                                                                                             ----------------
                                                                                                2,752,466,656

Photography (0.7%)
-------------------------------------------------------------------------------------------------------------
            3,847,948  Eastman Kodak Co.                                                          277,773,746

Publishing (1.2%)
-------------------------------------------------------------------------------------------------------------
            3,100,000  McGraw-Hill, Inc.                                                          240,056,250
            3,619,950  Times Mirror Co. Class A                                                   221,495,691
                                                                                             ----------------
                                                                                                  461,551,941

REIT's (Real Estate Investment Trust) (1.2%)
-------------------------------------------------------------------------------------------------------------
            1,315,300  Equity Office Properties Trust                                              37,403,844
            3,970,000  Equity Residential Properties Trust                                        195,026,250
            4,507,432  Starwood Lodging Trust                                                     226,216,744
                                                                                             ----------------
                                                                                                  458,646,838

Retail (4.1%)
-------------------------------------------------------------------------------------------------------------
            2,882,586  Dayton Hudson Corp.                                                        251,685,790
            2,374,500  Federated Department Stores, Inc. (NON)                                    116,795,719
           17,079,593  K mart Corp. (NON)                                                         297,825,403
            2,245,000  Lowe's Cos., Inc.                                                          157,009,688
            3,542,632  May Department Stores Co.                                                  218,536,112
            1,717,410  Penney (J.C.) Co., Inc.                                                    122,043,448
           13,105,777  Toys "R" Us, Inc. (NON)                                                    361,227,979
                                                                                             ----------------
                                                                                                1,525,124,139

Telecommunications (0.4%)
-------------------------------------------------------------------------------------------------------------
            4,400,000  US West Media Group (NON)                                                  166,100,000

Transportation (2.0%)
-------------------------------------------------------------------------------------------------------------
              800,300  AMR Corp. (NON)                                                            121,945,713
            3,408,870  Burlington Northern Santa Fe Corp.                                         337,478,130
            1,100,000  Delta Air Lines, Inc.                                                      127,875,000
            2,475,000  Norfolk Southern Corp.                                                      82,757,813
            2,300,000  Ryder System, Inc.                                                          80,068,750
                                                                                             ----------------
                                                                                                  750,125,406

Utilities (8.3%)
-------------------------------------------------------------------------------------------------------------
              133,863  Ameren Corp.                                                                 5,304,321
            8,781,990  American Telephone & Telegraph Co.                                         527,468,274
            5,703,600  Ameritech Corp.                                                            242,759,475
            3,131,878  Bell Atlantic Corp.                                                        293,026,335
            1,650,000  BellSouth Corp.                                                            105,909,375
            1,092,800  Carolina Power & Light Co.                                                  47,058,700
            6,318,704  Duke Energy Corp.                                                          365,694,994
            2,950,000  GTE Corp.                                                                  172,390,625
            1,900,000  Pacific Enterprises                                                         73,981,250
              272,100  Potomac Electric Power Co.                                                   6,666,450
           11,494,322  SBC Communications, Inc.                                                   476,295,968
            4,139,000  Southern Co.                                                               109,683,500
            5,483,238  Sprint Corp.                                                               374,573,696
            1,977,000  Texas Utilities Co.                                                         79,080,000
            4,668,185  US West Communications, Inc.                                               246,246,761
                                                                                             ----------------
                                                                                                3,126,139,724
                                                                                             ----------------
                       Total Common Stocks (cost $29,389,190,818)                             $37,189,198,275

CONVERTIBLE PREFERRED STOCKS (0.3%) (a)
NUMBER OF SHARES                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
            1,375,000  K mart Financing I $3.875 cum. cv. pfd.                                    $90,406,250
              200,000  Tosco Financing Trust $2.875 cv. pfd.                                       12,400,000
              300,000  Tosco Financing Trust 144A $2.875 cv. pfd.                                  18,600,000
                                                                                             ----------------
                       Total Convertible Preferred Stocks
                         (cost $108,742,361)                                                     $121,406,250
-------------------------------------------------------------------------------------------------------------

CONVERTIBLE BONDS AND NOTES (0.1%) (a) (cost $38,160,500)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
         $38,500,000   Apple Computer, Inc. cv. sub. notes 6s, 2001                               $43,360,625

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (--%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE

U.S. Government Agency Mortgage Pass-Through Certificates (--%)
-------------------------------------------------------------------------------------------------------------
                       Government National Mortgage Association
               $1,831    11 1/2s, with due dates from March 15, 2010 to
                         January 15, 2013                                                              $2,094
                2,297    11s, January 15, 2010                                                          2,592
              206,828    9s, with due dates from December 15, 2004 to
                         June 15, 2011                                                                222,532
              107,098    7 1/2s, with due dates from February 15, 2007 to
                         April 15, 2007                                                               111,042
              327,883    7 1/4s, with due dates from February 15, 2005 to
                         March 15, 2005                                                               335,244
                                                                                             ----------------
                       Total U.S. Government and Agency Obligations
                         (cost $622,216)                                                             $673,504

SHORT-TERM INVESTMENTS (0.2%) (a)
PRINCIPAL AMOUNT                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------
           $5,000,000  Asset Securitization Corp., effective yield of 5.52%,
                         June 3, 1998                                                              $4,947,866
           75,446,000  Interest in $500,000,000 joint repurchase agreement dated April 30, 1998 with Lehman Brothers due
                         May 1, 1998 with respect to various U.S. Treasury
                         obligations -- maturity value of $75,457,547 for
                         an effective yield of 5.51%                                               75,457,547
                                                                                             ----------------
                       Total Short-Term Investments (cost $80,405,413)                            $80,405,413
-------------------------------------------------------------------------------------------------------------
                       Total Investments (cost $29,617,121,308) (b)                           $37,435,044,067
-------------------------------------------------------------------------------------------------------------

(a)   Percentages indicated are based on net assets of $37,483,877,807.

(b)   The aggregate identified cost on a tax basis is $29,656,704,423, resulting in gross unrealized appreciation and depreciation of $8,375,552,707 and $597,213,063, respectively, or net unrealized appreciation of $7,778,339,644.

(NON) Non-income-producing security.

(CUS) This entity provides subcustodian services to the fund.

      144A after the name of a security represents those exempt from registration under Rule 144A of the
      Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at April 30, 1998 (as a percentage of net assets):

          Insurance and Finance     21.7%
          Oil and Gas               10.4







------------------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at April 30, 1998 (Unaudited)

                                   Market     Aggregate Face    Delivery      Unrealized
                                   Value          Value          Date        Depreciation
------------------------------------------------------------------------------------------------------------

French Franc                    $74,609,431    $74,021,883       Aug 98       $(587,548)
------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
April 30, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $29,617,121,308) (Note 1)                                          $37,435,044,067
---------------------------------------------------------------------------------------------------
Cash                                                                                      2,328,091
---------------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                               60,402,831
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   72,285,293
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                          232,228,501
---------------------------------------------------------------------------------------------------
Total assets                                                                         37,802,288,783

Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                       293,107
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                        220,110,020
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                               36,392,320
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                             36,873,686
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                4,202,585
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                              215,695
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  6,605
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                   17,943,204
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                 587,548
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                    1,786,206
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       318,410,976
---------------------------------------------------------------------------------------------------
Net assets                                                                          $37,483,877,807

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                     $27,940,286,641
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                              (156,720,201)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                1,882,976,156
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                          7,817,335,211
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                          $37,483,877,807

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($19,548,613,364 divided by 907,101,853 shares)                                              $21.55
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $21.55)*                                      $22.86
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($16,600,547,256 divided by 779,868,275 shares)**                                            $21.29
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($436,777,623 divided by 20,381,427 shares)                                                  $21.43
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $21.43)*                                      $22.21
---------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($897,939,564 divided by 41,603,262 shares)                                                  $21.58
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000.  On sales of more than $50,000 and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended April 30, 1998 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $1,505,663)                                          $329,203,500
--------------------------------------------------------------------------------------------------
Interest                                                                                20,776,113
--------------------------------------------------------------------------------------------------
Total investment income                                                                349,979,613

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        70,239,346
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          29,089,829
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                         243,656
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            39,103
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   22,385,496
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   74,610,550
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    1,463,003
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                    379,907
--------------------------------------------------------------------------------------------------
Registration fees                                                                          775,082
--------------------------------------------------------------------------------------------------
Auditing                                                                                   151,985
--------------------------------------------------------------------------------------------------
Legal                                                                                      110,641
--------------------------------------------------------------------------------------------------
Postage                                                                                    407,085
--------------------------------------------------------------------------------------------------
Other                                                                                    1,284,736
--------------------------------------------------------------------------------------------------
Total expenses                                                                         201,180,419
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (5,546,313)
--------------------------------------------------------------------------------------------------
Net expenses                                                                           195,634,106
--------------------------------------------------------------------------------------------------
Net investment income                                                                  154,345,507
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     1,872,661,917
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                             (1,657,923)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                     5,338,132
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                         3,225,343,432
--------------------------------------------------------------------------------------------------
Net gain on investments                                                              5,101,685,558
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $5,256,031,065
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                           April 30         October 31
                                                                                              1998*               1997
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $154,345,507       $435,625,033
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                         1,871,003,994      3,682,609,333
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                          3,230,681,564      1,288,959,035
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  5,256,031,065      5,407,193,401
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                            (194,098,708)      (321,052,336)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                            (110,420,820)      (179,373,282)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                              (3,333,480)        (4,362,788)
----------------------------------------------------------------------------------------------------------------------
    Class Y                                                                              (9,138,381)       (11,027,748)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                          (1,874,744,187)      (788,135,634)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                          (1,574,713,262)      (614,613,992)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                             (40,620,385)        (9,920,170)
----------------------------------------------------------------------------------------------------------------------
    Class Y                                                                             (80,225,429)       (23,776,837)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                     5,253,877,223      6,833,969,310
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                          6,622,613,636     10,288,899,924

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  30,861,264,171     20,572,364,247
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income and undistributed
net investment income of $156,720,201
and $5,925,681, respectively)                                                       $37,483,877,807    $30,861,264,171
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                       April 30
operating performance         (Unaudited)                                    Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $20.87           $18.27           $15.77           $13.65           $14.26           $12.92
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .13(d)           .39(d)           .43              .46(d)           .44              .43
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          3.16             3.91             3.19             2.50             (.08)            1.88
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               3.29             4.30             3.62             2.96              .36             2.31
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.23)            (.45)            (.40)            (.40)            (.43)            (.51)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (2.38)           (1.25)            (.72)            (.44)            (.54)            (.46)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (2.61)           (1.70)           (1.12)            (.84)            (.97)            (.97)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $21.55           $20.87           $18.27           $15.77           $13.65           $14.26
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)          16.89*           24.95            23.89            23.00             2.74            18.75
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)               $19,548,613      $16,300,523      $11,403,813       $7,859,496       $6,009,174       $5,214,239
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .42*             .86              .92              .89              .95              .93
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .61*            1.95             2.59             3.20             3.18             3.18
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             33.78*           63.88            41.26            58.40            48.76            64.02
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                     $.0505           $.0502           $.0524
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended October 31, 1995 and thereafter, includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                       April 30
operating performance         (Unaudited)                                    Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $20.65           $18.10           $15.63           $13.56           $14.18           $12.88
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .05(d)           .24(d)           .30              .35(d)           .35              .31(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          3.13             3.87             3.17             2.46             (.09)            1.89
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               3.18             4.11             3.47             2.81              .26             2.20
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.16)            (.31)            (.28)            (.30)            (.34)            (.44)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (2.38)           (1.25)            (.72)            (.44)            (.54)            (.46)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (2.54)           (1.56)           (1.00)            (.74)            (.88)            (.90)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $21.29           $20.65           $18.10           $15.63           $13.56           $14.18
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)          16.45*           24.03            23.04            21.91             2.01            17.86
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)               $16,600,547      $13,511,906       $8,692,163       $5,089,359       $3,318,858       $1,819,793
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .80*            1.61             1.68             1.64             1.70             1.68
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .24*            1.19             1.84             2.42             2.42             2.27
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             33.78*           63.88            41.26            58.40            48.76            64.02
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                     $.0505           $.0502           $.0524
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended October 31, 1995 and thereafter, includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                         April 30                  Year ended            May 1, 1995+
operating performance                                           (Unaudited)                 October 31          to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $20.77           $18.21           $15.74           $14.24
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .08(d)           .28(d)           .35              .15(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            3.14             3.89             3.18             1.53
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 3.22             4.17             3.53             1.68
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.18)            (.36)            (.34)            (.18)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                       (2.38)           (1.25)            (.72)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (2.56)           (1.61)           (1.06)            (.18)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $21.43           $20.77           $18.21           $15.74
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            16.59*           24.29            23.31            11.88*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $436,778         $348,129         $132,453          $21,100
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .67*            1.36             1.44              .66*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                              .36*            1.39             2.02             1.12*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               33.78*           63.88            41.26            58.40
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                       $.0505           $.0502           $.0524
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended October 31, 1995 and thereafter, includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                        April 30                                                       June 15, 1994+
operating performance                          (Unaudited)                    Year ended October 31             to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $20.90           $18.29           $15.78           $13.66           $13.46
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .15(d)           .44(d)           .47              .49(d)           .12
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           3.17             3.92             3.20             2.50              .19
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                3.32             4.36             3.67             2.99              .31
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.26)            (.50)            (.44)            (.43)            (.11)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (2.38)           (1.25)            (.72)            (.44)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (2.64)           (1.75)           (1.16)            (.87)            (.11)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $21.58           $20.90           $18.29           $15.78           $13.66
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           17.00*           25.27            24.24            23.28             2.28*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $897,940         $700,707         $343,935         $193,292          $27,632
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .30*             .61              .68              .64              .26*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                             .73*            2.20             2.83             3.14             1.17*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              33.78*           63.88            41.26            58.40            48.76
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                      $.0505           $.0502           $.0524
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended October 31, 1995 and thereafter, includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
April 30, 1998 (Unaudited)

Note 1
Significant accounting policies

The Putnam Fund for Growth and Income (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital growth and current income by investing primarily in a portfolio of common stocks that offer the potential for capital growth, current income or both.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B, and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc..

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, or dealers which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended April 30, 1998, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% of the next $5 billion, 0.37% of the next $5 billion, 0.36% of the next $5 billion, 0.35% of the next $5 billion and 0.34% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended April 30, 1998, fund expenses were reduced by $5,546,313 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $20,360 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, and 1.00% of the average net assets attributable to class A, class B, and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00%, and 0.75% of the average net assets attributable to class A, class B, and class M shares respectively.

For the six months ended April 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $5,513,150 and $136,703 from the sale of class A and class M shares, respectively and received $7,728,314 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended April 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received $53,402 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended April 30, 1998, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $13,323,617,287 and $11,340,603,467, respectively. Purchases and sales of U.S. government obligations aggregated $-- and $82,212, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At April 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended
                                         April 30, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                     108,402,287   $2,223,997,341
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                    97,414,054    1,938,659,960
------------------------------------------------------------
                                205,816,341    4,162,657,301

Shares
repurchased                     (79,738,332)  (1,646,526,403)
------------------------------------------------------------
Net increase                    126,078,009   $2,516,130,898
------------------------------------------------------------

                                            Year ended
                                         October 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                     246,322,319   $4,867,849,703
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                    55,800,874    1,027,207,252
------------------------------------------------------------
                                302,123,193    5,895,056,955

Shares
repurchased                    (145,128,774)  (2,890,542,492)
------------------------------------------------------------
Net increase                    156,994,419   $3,004,514,463
------------------------------------------------------------

                                         Six months ended
                                          April 30, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      90,147,931   $1,834,645,011
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                    79,523,062    1,564,948,772
------------------------------------------------------------
                                169,670,993    3,399,593,783

Shares
repurchased                     (44,282,536)    (901,638,697)
------------------------------------------------------------
Net increase                    125,388,457   $2,497,955,086
------------------------------------------------------------

                                            Year ended
                                         October 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                     203,539,064   $3,976,856,440
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                    40,773,177      739,428,187
------------------------------------------------------------
                                244,312,241    4,716,284,627

Shares
repurchased                     (70,069,670)  (1,380,468,994)
------------------------------------------------------------
Net increase                    174,242,571   $3,335,815,633
------------------------------------------------------------

                                         Six months ended
                                          April 30, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       3,906,595      $79,891,311
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     2,101,899       41,627,017
------------------------------------------------------------
                                  6,008,494      121,518,328

Shares
repurchased                      (2,388,798)     (48,769,445)
------------------------------------------------------------
Net increase                      3,619,696      $72,748,883
------------------------------------------------------------

                                            Year ended
                                         October 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                      11,324,973     $224,938,156
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       735,803       13,555,890
------------------------------------------------------------
                                 12,060,776      238,494,046

Shares
repurchased                      (2,573,873)     (51,900,150)
------------------------------------------------------------
Net increase                      9,486,903     $186,593,896
------------------------------------------------------------

                                          Six months ended
                                           April 30, 1998
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                       9,247,123     $194,608,659
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     4,483,110       89,363,810
------------------------------------------------------------
                                 13,730,233      283,972,469

Shares
repurchased                      (5,657,423)    (116,930,113)
------------------------------------------------------------
Net increase                      8,072,810     $167,042,356
------------------------------------------------------------

                                            Year ended
                                         October 31, 1997
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                      23,896,961     $497,150,115
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,884,261       34,804,585
------------------------------------------------------------
                                 25,781,222      531,954,700

Shares
repurchased                     (11,053,337)    (224,909,382)
------------------------------------------------------------
Net increase                     14,727,885     $307,045,318
------------------------------------------------------------



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Anthony I. Kreisel
Vice President

David L. King
Vice President and Fund Manager

Hugh H. Mullin
Vice President and Fund Manager

Sheldon N. Simon
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of The Putnam Fund for Growth and Income. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA022-42846 002/881/427/511           6/98


PUTNAM INVESTMENTS                                  [SCALE LOGO OMITTED]
------------------------------------------------------------------------
The Putnam Fund for Growth and Income
Supplement to Report dated April 30, 1998

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the report.

RESULTS AT A GLANCE
------------------------------------------------------------------------
Total return
for periods ended 4/30/98:                  NAV

                                            17.00%
1 year                                      30.29
Five years                                 150.64
Annual average                              20.17
10 years                                   380.45
Annual average                              16.99
Annual average, life of fund
 (since class A inception, 11/06/57)        14.10

Share value:                                NAV

10/31/97                                  $20.90
4/30/98                                   $21.58
------------------------------------------------------------------------
                                            Capital gains
Distributions:   No.          Income        Short     Long      Total
                  2           0.255         0.399     1.984     2.638
------------------------------------------------------------------------

Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.
3408-002.edg   Page 38  To Putnam